Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jul. 01, 2019
Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of goodwill	100.00%	100.00%
Opening retained earnings				$ 138,644
Opening balances of contract assets	$ 233,149
Closing balances of contract assets		$ 513,199
Opening balances of deferred contract costs	376,138	106,734
Opening balances of contract liabilities	755,178
Closing balances of contract liabilities	326,912
Revenue recognized contract liabilities beginning balance	$ 703,102
Percentage of value added tax	6.00%
Expenses	$ 6,180,287	$ 6,662,389	$ 11,477,252
Tax examination, description	The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the consolidated statements of comprehensive income (loss) in the period incurred. No significant penalties or interest relating to income taxes have been incurred during the years ended June 30, 2021, 2020 and 2019. All of the tax returns of the Company’s subsidiaries in China remain subject to examination by the tax authorities for five years from the date of filing through year 2025, and the examination period was extended to 10 years for entities qualified as High and New Technology Enterprises (“HNTEs”) in 2018 and thereafter.
Functional currency, description	The functional currency for the Company’s PRC subsidiaries is the RMB, and the financial statements are presented in U.S. dollars. The RMB appreciated by depreciated by 3.7% in fiscal 2019, depreciated by 2.9% in fiscal 2020, and depreciated by 8.6% in fiscal 2021, respectively.
Concentration risk percentage	19.10%	21.50%	25.70%
Sales Revenue, Net [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Number of customers	1
Accounts Receivable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Number of customers	1
Concentration risk percentage	23.20%	30.10%
Customer Contracts [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Opening balances of deferred contract costs	$ 106,734
Closing balances of deferred contract costs		$ 376,138
PRC [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Cash and cash equivalents on deposit	9,705,412	11,027,764
China [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Cash and cash equivalents on deposit	9,705,412	11,027,764
Singapore [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Cash and cash equivalents on deposit	784,069	940,854
Australia [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Cash and cash equivalents on deposit	11,477	8,350
Hong Kong [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Cash and cash equivalents on deposit	13,965,404	516,816
India [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Cash and cash equivalents on deposit	1,833	1,496
Malaysia [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Cash and cash equivalents on deposit	65,490	58,789
Japan [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Cash and cash equivalents on deposit	191,584	$ 98,051
America [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Cash and cash equivalents on deposit	$ 14,113